Notes to the Consolidated Statements of Operations	6 Months Ended
Jun. 30, 2024
Notes to the Consolidated Statements of Operations
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	6,283	8,727	12,756	17,622
Switzerland
CRISPR	844	5,709	1,053	9,187
Netherlands
Genmab	452	—	899	—
Total	7,579	14,436	14,708	26,809

During the six months ended June 30, 2024, the Company recognized revenues over-time (i) EUR 16,545k (June 30, 2023: EUR 8,545k) related to delivery of research and development services combined with an IP license (recognized from the upfront payments and achievement of certain milestones as further illustrated in the table below) and (ii) EUR 4,289k (June 30, 2023: EUR 5,259k) from those research and development services considered distinct within the agreements and recognized revenues at point-in-time (iii) EUR 5,975k (June 30, 2023: EUR 903k) related to delivery of products.

Of the total revenues recognized, in the six months ended June 30, 2024, EUR 17,622k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (“GSK I”) and in April 2021 for research, development and manufacturing of next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). The upfront payment, attributable to research and development services combined with an IP license, and each development milestones reached, are recognized straight-line from the effective date of the collaboration agreement through to the agreed estimated submission date for authority approval, which represents the period of time during which CureVac is responsible for development as, subsequent to this period, GSK will be responsible for further development and commercialization. In the six months ended June 30, 2023, revenue consisted of EUR 12,756k primarily recognized from the upfront payments under both collaboration agreements with GSK. In the second quarter of 2024, the Company reached a development milestone of EUR 5,000k under the GSK I collaboration. Therefore, revenue for the six months ending June 30, 2024, also includes recognition of EUR 1,711k of the milestone amount (June 30, 2023: EUR 0k). The remaining EUR 3,289k of the milestone amount is deferred as contract liability and will be recognized into revenue through the above-mentioned time. In July 2024, the Group entered into a new licensing agreement with GSK, which provides for GSK to assume full control of developing and manufacturing vaccine candidates for seasonal influenza, COVID-19 and avian influenza. The new licensing agreement replaces the 2020 GSK Agreement and the GSK COVID Agreement, including all financial considerations relating to such agreements. Under the terms of the new agreement, GSK will have worldwide rights to commercialize the candidate vaccines (refer to Note 17 for further information).

The Group has received upfront and milestone payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2023	June 30, 2024
		(EUR k)	(EUR k)
GSK	EUR 225,000k	88,715	80,382
CRISPR	USD 8,500k (EUR 7,626k)*	1,582	2,050
Genmab	USD 10,000k (EUR 8,937k)*	2,383	2,383
Total		92,680	84,815
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for six months ended
	June 30,		June 30,
Customer	2023	2024	2023	2024
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	3,873	7,179	7,496	13,333
CRISPR	77	1,674	155	3,212
Genmab	447	—	894	—
Total	4,397	8,853	8,545	16,545

Contract balances:

	December 31,	June 30,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	18,769
Contract assets	2,758	5,300
Contract liabilities	92,680	84,815

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,371)	(9,024)	(17,559)	(21,420)
Materials	(8,096)	(28,711)	(12,630)	(34,080)
Third-party services	(6,386)	(1,095)	(11,839)	(22,461)
Maintenance and lease	(534)	(536)	(1,115)	(1,733)
Amortization and depreciation	(1,049)	(1,074)	(2,219)	(2,103)
Other	(418)	(283)	(1,127)	(616)
Total	(25,854)	(40,723)	(46,489)	(82,412)

For the six months ended June 30, 2024, cost of sales increased in comparison to the corresponding period in 2023. This increase was primarily attributable to the increase of a CMO (contract manufacturing organization) provision (refer to Note 12 for further information), write-down of raw materials (refer to Note 8 for further information) and higher personnel expenses related to the voluntary leaver program initiated in March 2024.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(1,314)	(926)	(2,030)	(1,776)
Amortization and depreciation	(6)	(1)	(6)	(1)
Other	(88)	(75)	(196)	(180)
Total	(1,408)	(1,002)	(2,232)	(1,957)

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Materials	(5,728)	(3,719)	(9,217)	(9,280)
Personnel	(12,533)	(10,344)	(23,570)	(19,402)
Amortization and depreciation	(1,783)	(2,554)	(3,508)	(4,394)
Impairment	—	(3,248)	—	(3,248)
Patents and fees to register/protect a legal right	(1,191)	(5,598)	(2,048)	(10,057)
Third-party services	(7,081)	(3,992)	(11,773)	(8,677)
Maintenance and lease	(1,827)	(1,383)	(3,593)	(3,404)
Other	(727)	(254)	(1,410)	(455)
Total	(30,868)	(31,093)	(55,118)	(58,918)

During the six months ended June 30, 2024, research and development expenses increased in comparison to the same period of 2023 due to increased expenses related to the IP litigations and write-off of licenses (refer to Note 6.1 for further information).

The decrease in personnel expense is primarily due to the reimbursement from GSK on the development costs incurred by CureVac related to CV2CoV, or GSK II. Since the first EUR 100,000k on development costs of GSK II was achieved in August 2023, CureVac recognized GSK’s reimbursement on GSK II as an offset against research and development expenses.

In April 2024, CureVac and The University of Texas M.D. Anderson Cancer Center (MD Anderson) entered a strategic collaboration to develop novel cancer vaccines. The joint arrangement between CureVac and MD Anderson , with joint control in place over the decisions on relevant activities that significantly affect the investee’s returns, is accounted for as joint operation. CureVac recognizes its expenses based on the shares defined in the contractual arrangement in research and development expenses.

As of June 30, 2024, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized.

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(6,644)	(4,986)	(15,742)	(11,157)
Maintenance and lease	(1,614)	(1,260)	(2,915)	(2,304)
Third-party services	(5,871)	(4,688)	(12,873)	(12,307)
Legal and other professional services	(4,446)	(2,298)	(6,074)	(3,799)
Amortization and depreciation	(2,965)	(2,225)	(6,071)	(4,456)
Other	(705)	(474)	(1,857)	(1,027)
Total	(22,245)	(15,931)	(45,532)	(35,050)

During the six months ended June 30, 2024, general and administrative expenses decreased in comparison to the same period of 2023 due to decreased personnel expenses related to lower share-based payment expenses (refer to Note 5 for further details).

Others include mainly expenses for D&O insurance.

3.6 Other operating income

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	259	—	1,803	2,848
Reimbursement Claim	—	657	—	1,357
Sale of equipment	176	225	484	447
Other	1,007	140	1,161	502
Total	1,442	1,023	3,448	5,154